Government Bonds and Other Assets (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of September 30, 2024 and December 31, 2023:

	September 30, 2024		December 31, 2023
Government Bonds (1)	Ps.	43,044,642	Ps.	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	21,570,204		28,637,314
Total long-term of Government bonds	Ps.	21,474,438	Ps.	35,495,104
(1)As of September 30, 2024 and December 31, 2023, includes an expected credit loss of Ps. 3,443 and Ps.5,595, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Government Bonds is as follows:

	As of September 30,
	2024		2023
Balance as of the beginning of the year	Ps.	64,132,418	Ps.	110,179,517
Government Bonds collected (1)	(20,936,777)		(31,470,648)
Accrued interests	3,808,304		5,791,844
Interests received from bonds	(4,328,054)		(6,760,491)
Impact of the valuation of bonds in UDIs	—		205,403
Amortized cost	366,598		589,743
Reversal of impairment of bonds	2,153		2,555
Balance at the end of the period	Ps.	43,044,642	Ps.	78,537,923
(1)As of September 30, 2024 five series of Government Bonds were collected in February, April, June, August and September.

Summary of Other Assets
As of September 30, 2024 and December 31, 2023, the balance of other assets was as follows:

	September 30, 2024		December 31, 2023
Payments in advance (1)	Ps.	5,541,461	Ps.	5,907,464
Other	4,543,231		3,353,985
Insurance	1,354,280		1,352,643
Total other assets	Ps.	11,438,972	Ps.	10,614,092
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.